Federated Hermes Corporate Bond Strategy Portfolio
Portfolio of Investments
March 31, 2023 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—96.0%
		Basic Industry - Chemicals—0.4%
$90,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	$85,493
200,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	191,016
300,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	274,242
		TOTAL	550,751
		Basic Industry - Metals & Mining—1.5%
600,000	[1]	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	502,577
400,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 3.625%, 9/11/2024	390,592
235,000		AngloGold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	229,989
400,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	362,283
350,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.625%, 9/23/2031	287,507
200,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	139,436
250,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	279,443
		TOTAL	2,191,827
		Basic Industry - Paper—0.1%
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	115,005
		Capital Goods - Aerospace & Defense—5.0%
230,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	223,206
500,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	349,991
360,000		Boeing Co., Sr. Unsecd. Note, 2.196%, 2/4/2026	334,172
300,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	276,561
995,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	879,007
425,000		Boeing Co., Sr. Unsecd. Note, 3.250%, 2/1/2035	347,472
745,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	548,591
175,000		Boeing Co., Sr. Unsecd. Note, 5.705%, 5/1/2040	177,212
360,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	348,511
170,000		Hexcel Corp., Sr. Unsecd. Note, 4.200%, 2/15/2027	161,488
740,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	694,007
200,000		Leidos, Inc., Sr. Unsecd. Note, 5.750%, 3/15/2033	204,522
125,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	121,829
350,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	329,893
500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	505,424
600,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	591,970
350,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 4.150%, 5/15/2045	306,392
280,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	291,558
136,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 6.599% (3-month USLIBOR +1.735%), 2/15/2042	103,181
370,000		Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	312,229
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	49,472
		TOTAL	7,156,688
		Capital Goods - Building Materials—0.8%
100,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	90,472
125,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	121,407
620,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	579,601
235,000		Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	202,278
170,000		Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	142,879
		TOTAL	1,136,637

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Construction Machinery—1.3%
$205,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	$202,761
450,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	403,328
445,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	427,691
895,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	806,888
	TOTAL	1,840,668
	Capital Goods - Diversified Manufacturing—1.6%
155,000	Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	136,007
300,000	Roper Technologies, Inc., Sr. Unsecd. Note, 1.400%, 9/15/2027	260,300
110,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	98,852
60,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	58,688
245,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	241,092
80,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	71,674
390,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	356,914
335,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	296,952
500,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.950%, 4/1/2031	400,695
160,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	152,879
285,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	238,077
	TOTAL	2,312,130
	Capital Goods - Packaging—0.4%
180,000	Packaging Corp., of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	177,137
220,000	Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/1/2040	225,058
150,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	143,486
	TOTAL	545,681
	Communications - Cable & Satellite—2.0%
440,000	CCO Safari II LLC, 6.484%, 10/23/2045	417,330
600,000	Charter Communications, Inc., 4.200%, 3/15/2028	568,227
380,000	Charter Communications Operating LLC, 5.375%, 5/1/2047	313,893
250,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	156,189
500,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 4.800%, 3/1/2050	381,594
865,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	572,832
165,000	Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	157,059
300,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	259,506
	TOTAL	2,826,630
	Communications - Media & Entertainment—3.3%
500,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	383,061
135,000	Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	133,895
375,000	Fox Corp., Sr. Unsecd. Note, Series WI, 5.576%, 1/25/2049	358,838
950,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	852,140
167,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.625%, 3/18/2025	169,994
300,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.400%, 3/1/2031	249,235
495,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	373,230
850,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	846,515
300,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.450%, 4/30/2030	257,734
300,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	254,983
200,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.650%, 11/1/2024	196,065
190,000	Paramount Global, Sr. Unsecd. Note, 3.700%, 6/1/2028	172,691
475,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	407,745
200,000	Paramount Global, Sr. Unsecd. Note, 4.900%, 8/15/2044	150,789
	TOTAL	4,806,915

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—4.3%
$450,000		American Tower Corp., Sr. Unsecd. Note, 1.450%, 9/15/2026	$400,332
300,000		American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	245,297
300,000		American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	197,294
250,000		American Tower Corp., Sr. Unsecd. Note, 3.800%, 8/15/2029	232,533
100,000		American Tower Corp., Sr. Unsecd. Note, 4.400%, 2/15/2026	98,640
200,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	199,133
280,000		Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	246,538
300,000		Crown Castle Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	248,788
400,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	395,020
200,000		Crown Castle International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	187,790
300,000		TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	280,816
415,000		T-Mobile USA, Inc., Sec. Fac. Bond, 4.500%, 4/15/2050	361,773
500,000		T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	421,477
550,000		T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	408,204
600,000		T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	563,461
670,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	686,993
230,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	227,536
350,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	286,420
580,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	560,165
		TOTAL	6,248,210
		Communications - Telecom Wirelines—6.5%
400,000		AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	368,188
877,000		AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	705,907
350,000		AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	301,773
300,000		AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	237,018
1,000,000		AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	758,579
255,000		AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	191,438
500,000		AT&T, Inc., Sr. Unsecd. Note, 4.300%, 2/15/2030	486,029
500,000		AT&T, Inc., Sr. Unsecd. Note, 4.350%, 3/1/2029	489,766
400,000		AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	398,729
245,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	268,833
545,000		AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	518,973
815,000		Rogers Communications, Inc., Sr. Unsecd. Note, 144A, 4.500%, 3/15/2042	702,917
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	44,222
680,000		Verizon Communications, Inc., Sr. Unsecd. Note, 1.450%, 3/20/2026	625,951
400,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	340,929
1,785,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	1,420,908
30,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	25,013
390,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	333,706
750,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 3/16/2027	743,864
500,000		Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 1.680%, 10/30/2030	403,835
		TOTAL	9,366,578
		Consumer Cyclical - Automotive—4.7%
650,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	585,724
175,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	151,048
200,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	195,100
455,000		General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	383,862
110,000		General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	111,411
750,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.500%, 6/10/2026	667,915
750,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	655,371

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$50,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	$44,782
400,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	394,208
250,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.300%, 7/13/2025	244,285
300,000		General Motors Financial Co., Inc., Unsecd. Note, 3.500%, 11/7/2024	292,413
600,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.000%, 9/17/2024	562,715
380,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.000%, 6/15/2028	321,698
1,200,000		Nissan Motor Acceptance Company LLC, Sr. Unsecd. Note, 144A, 1.850%, 9/16/2026	1,039,366
400,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	354,130
400,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 2.691%, 9/15/2031	323,383
470,000		Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	470,486
		TOTAL	6,797,897
		Consumer Cyclical - Leisure—0.8%
300,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	301,606
500,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 144A, 4.279%, 3/15/2032	446,759
510,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 144A, 5.050%, 3/15/2042	427,043
		TOTAL	1,175,408
		Consumer Cyclical - Retailers—3.2%
150,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	129,635
675,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	615,549
600,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	445,413
130,000		AutoNation, Inc., Sr. Unsecd. Note, 4.500%, 10/1/2025	127,151
185,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	174,043
55,000		AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	52,634
345,000		AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	328,058
400,000		CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	380,306
50,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	49,125
880,000		CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	824,093
520,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	493,753
300,000	[1]	Dollar General Corp., Sr. Unsecd. Note, 4.125%, 5/1/2028	292,239
610,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	490,914
160,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	154,033
		TOTAL	4,556,946
		Consumer Non-Cyclical - Food/Beverage—6.5%
1,000,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	978,544
100,000		Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	97,854
300,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.350%, 6/1/2040	278,898
500,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	456,815
500,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	510,891
125,000		Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	115,822
650,000		Coca-Cola European Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	580,153
710,000		Conagra Brands, Inc., Sr. Unsecd. Note, 1.375%, 11/1/2027	609,771
250,000		Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	241,685
135,000		Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	112,833
210,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	201,344
445,000		General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	325,151
200,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	196,368
150,000		Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	132,365
110,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	93,452
300,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	240,969
255,000		JDE Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	237,761

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$250,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	$249,878
53,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	52,360
750,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	654,064
190,000	McCormick & Co., Inc., Sr. Unsecd. Note, 1.850%, 2/15/2031	152,335
250,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	237,256
500,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	378,283
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	239,585
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	279,461
350,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	302,094
300,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	292,766
400,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	347,489
200,000	Tyson Foods, Inc., 3.950%, 8/15/2024	197,445
585,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	558,275
	TOTAL	9,351,967
	Consumer Non-Cyclical - Health Care—1.9%
350,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	301,776
220,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	199,394
55,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	53,801
300,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 6/6/2047	280,781
179,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	166,789
295,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	202,084
145,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 144A, 6.377%, 11/22/2052	162,310
1,500,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	1,037,805
335,000	PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	314,655
	TOTAL	2,719,395
	Consumer Non-Cyclical - Pharmaceuticals—3.7%
955,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	886,628
750,000	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	654,178
980,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	1,007,387
970,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	1,010,465
185,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	150,896
300,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/25/2038	274,942
300,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.875%, 6/25/2048	269,365
600,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	418,367
375,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	316,792
500,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 3.025%, 7/9/2040	381,995
	TOTAL	5,371,015
	Consumer Non-Cyclical - Supermarkets—0.4%
300,000	Kroger Co., Bond, 6.900%, 4/15/2038	343,787
250,000	Kroger Co., Sr. Unsecd. Note, 3.950%, 1/15/2050	204,506
	TOTAL	548,293
	Consumer Non-Cyclical - Tobacco—1.7%
500,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	338,001
650,000	Altria Group, Inc., Sr. Unsecd. Note, 3.875%, 9/16/2046	468,582
200,000	Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	198,536
325,000	BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	278,877
500,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	465,141
200,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	149,205
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	270,907

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Tobacco—continued
$300,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	$308,759
	TOTAL	2,478,008
	Energy - Independent—1.9%
250,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	233,730
590,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	580,355
390,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 5/15/2027	372,488
175,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 3/15/2029	166,564
190,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	200,909
685,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	661,319
200,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	193,910
500,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	410,943
	TOTAL	2,820,218
	Energy - Integrated—1.1%
605,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2052	441,422
300,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	291,651
240,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	224,813
100,000	Petro-Canada, Bond, 5.350%, 7/15/2033	96,163
130,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	118,257
500,000	Suncor Energy, Inc., Sr. Unsecd. Note, 3.750%, 3/4/2051	380,159
	TOTAL	1,552,465
	Energy - Midstream—6.1%
130,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	113,229
165,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	142,038
400,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	392,584
100,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	98,773
100,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	101,201
50,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	44,593
65,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	49,375
725,000	Energy Transfer Operating, Sr. Unsecd. Note, 5.000%, 5/15/2050	619,938
250,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 5.300%, 4/15/2047	219,527
250,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	242,137
550,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	426,480
200,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	170,627
500,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.850%, 3/15/2044	464,661
400,000	Kinder Morgan Energy Partners LP, 4.250%, 9/1/2024	395,514
495,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	512,229
300,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	265,072
300,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	294,983
350,000	MPLX LP, Sr. Unsecd. Note, 2.650%, 8/15/2030	297,017
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	383,204
200,000	MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	166,933
500,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	435,498
80,000	MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	77,523
400,000	ONEOK, Inc., Sr. Unsecd. Note, 3.100%, 3/15/2030	349,910
500,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	419,834
600,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	506,410
180,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	162,049
350,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	362,630
290,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	280,269
290,000	Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	284,457

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$650,000		Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	$573,639
		TOTAL	8,852,334
		Energy - Refining—1.5%
200,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	197,080
225,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	194,245
150,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	160,297
245,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	221,989
565,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	529,321
400,000		Valero Energy Corp., Sr. Unsecd. Note, 2.800%, 12/1/2031	336,608
140,000		Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	135,105
400,000	[1]	Valero Energy Corp., Sr. Unsecd. Note, 4.900%, 3/15/2045	366,794
		TOTAL	2,141,439
		Financial Institution - Banking—7.4%
410,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	392,584
400,000		Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	322,662
200,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	193,655
575,000		Bank of America Corp., Sub. Note, Series L, 4.183%, 11/25/2027	556,156
800,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	782,198
500,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.750%, 3/9/2027	455,446
255,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	250,586
400,000		Capital One Financial Corp., Sr. Unsecd. Note, 5.817%, 2/1/2034	386,895
480,000		Citigroup, Inc., 4.125%, 7/25/2028	453,632
250,000		Citigroup, Inc., 5.500%, 9/13/2025	249,794
750,000		Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	727,077
450,000		Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	436,703
580,000		Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	416,234
200,000		Comerica, Inc., 3.800%, 7/22/2026	172,334
200,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	193,515
120,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	117,125
200,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	180,723
370,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	347,141
500,000	[1]	Goldman Sachs Group, Inc., 5.950%, 1/15/2027	515,365
400,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series DMTN, 2.383%, 7/21/2032	325,018
900,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	874,070
750,000		Huntington National Bank, Sr. Unsecd. Note, 4.552%, 5/17/2028	707,762
400,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	321,234
450,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	446,454
750,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	673,775
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	184,374
		TOTAL	10,682,512
		Financial Institution - Broker/Asset Mgr/Exchange—0.8%
575,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	444,220
200,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	195,698
200,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	175,855
300,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.250%, 7/18/2024	295,738
		TOTAL	1,111,511
		Financial Institution - Finance Companies—2.0%
500,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	449,377
525,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	458,719
1,300,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	1,057,310

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—continued
$505,000		Air Lease Corp., Sr. Unsecd. Note, 2.200%, 1/15/2027	$447,911
500,000		Air Lease Corp., Sr. Unsecd. Note, 2.875%, 1/15/2032	413,467
		TOTAL	2,826,784
		Financial Institution - Insurance - Health—0.3%
271,000		CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	269,709
250,000		CIGNA Corp., Sr. Unsecd. Note, 4.900%, 12/15/2048	235,466
		TOTAL	505,175
		Financial Institution - Insurance - Life—0.6%
255,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	251,611
110,000		Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	117,937
400,000		Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	329,097
100,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	129,939
50,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	55,710
		TOTAL	884,294
		Financial Institution - Insurance - P&C—0.7%
500,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	472,901
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	129,412
412,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	397,263
		TOTAL	999,576
		Financial Institution - REIT - Apartment—0.5%
160,000		Mid-America Apartment Communities LP, 4.000%, 11/15/2025	155,943
150,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	147,436
160,000		Mid-America Apartment Communities LP, Sr. Unsub. Note, 1.700%, 2/15/2031	126,932
80,000		UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	65,556
200,000		UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	187,162
		TOTAL	683,029
		Financial Institution - REIT - Healthcare—1.1%
375,000		Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	293,055
245,000		Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	212,653
300,000		Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	281,589
325,000		Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	270,263
500,000		Welltower, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	467,028
		TOTAL	1,524,588
		Financial Institution - REIT - Office—1.0%
65,000	[1]	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	48,775
90,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	86,861
100,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	94,783
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	243,403
500,000		Boston Properties LP, Sr. Unsecd. Note, 2.900%, 3/15/2030	385,181
840,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	578,054
		TOTAL	1,437,057
		Financial Institution - REIT - Other—0.4%
160,000		ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	156,519
175,000		WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	161,352
300,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	293,682
		TOTAL	611,553
		Financial Institution - REIT - Retail—0.9%
140,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	128,964
290,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	275,715
300,000		Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	271,089

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Retail—continued
$170,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	$161,453
460,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	418,220
	TOTAL	1,255,441
	Technology—8.0%
1,070,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	1,023,238
190,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	176,282
300,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 2.600%, 2/15/2033	235,451
310,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	238,650
10,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	7,587
450,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.469%, 4/15/2034	369,924
70,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	51,660
900,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	810,484
250,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 4.000%, 7/15/2024	246,706
1,000,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.300%, 10/1/2029	1,008,258
500,000	Equifax, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2031	403,026
205,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	195,982
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	189,991
135,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	94,563
250,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.700%, 7/15/2027	246,386
60,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.625%, 7/15/2052	57,718
375,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	348,216
285,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	282,393
230,000	Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	238,666
450,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.550%, 10/30/2024	445,434
155,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	151,984
765,000	Micron Technology, Inc., Sr. Unsecd. Note, 3.366%, 11/1/2041	543,099
200,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	199,641
850,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	781,257
1,600,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	1,136,509
1,000,000	Oracle Corp., Sr. Unsecd. Note, 3.650%, 3/25/2041	772,413
200,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	215,220
85,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	76,457
75,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	71,249
80,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	78,448
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	143,593
160,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	141,600
730,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	578,385
	TOTAL	11,560,470
	Technology Services—0.9%
150,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	134,715
710,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	632,034
500,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	443,432
85,000	Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	74,846
95,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	80,610
	TOTAL	1,365,637
	Transportation - Airlines—0.4%
100,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 6/15/2027	99,822
495,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	494,909
	TOTAL	594,731

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Railroads—0.7%
$100,000		Canadian Pacific Railway Co., 7.125%, 10/15/2031	$114,250
225,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	204,081
105,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	89,288
195,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	156,104
305,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	303,880
200,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	183,679
		TOTAL	1,051,282
		Transportation - Services—2.2%
330,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	338,968
250,000		FedEx Corp., Sr. Unsecd. Note, 3.250%, 5/15/2041	190,909
550,000		FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	447,700
725,000		GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	638,536
315,000		GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	245,276
300,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	268,327
400,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.950%, 3/10/2025	388,710
260,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	233,469
220,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	203,583
200,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	202,819
		TOTAL	3,158,297
		Utility - Electric—6.2%
130,000		AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	125,509
385,000		AEP Texas, Inc., Sr. Unsecd. Note, 4.700%, 5/15/2032	376,592
500,000		Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	434,957
185,000		Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	166,129
80,000		Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	77,209
270,000		American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	261,323
180,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	186,345
200,000		Appalachian Power Co., Sr. Unsecd. Note, 7.000%, 4/1/2038	232,439
170,000		Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	141,448
645,000		CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	546,656
450,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	464,498
195,000		Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	189,259
130,000		Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	126,544
120,000		Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	108,158
240,000		Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	224,661
500,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	426,000
300,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	292,822
740,000		Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	601,480
300,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.250%, 7/12/2031	235,128
100,000		Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	97,763
90,000		Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	74,130
95,000		Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	86,261
180,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	151,762
242,000		Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	227,310
290,000	[2]	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250% (3-month USLIBOR +3.630%), 4/20/2046	270,500
200,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	191,378
400,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	401,394
300,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	243,170
100,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	87,018
95,000		NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	96,713

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$250,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	$242,063
230,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	202,792
1,175,000		Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	1,080,926
285,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	248,480
		TOTAL	8,918,817
		Utility - Natural Gas—1.2%
300,000		Enbridge Energy Partners LP, 5.875%, 10/15/2025	305,567
80,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	77,366
300,000		Enbridge, Inc., Sr. Unsecd. Note, 3.125%, 11/15/2029	270,606
195,000		National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	156,877
130,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	122,301
200,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	200,182
260,000		Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	241,762
250,000		Sempra Energy, Sr. Unsecd. Note, 4.000%, 2/1/2048	203,992
250,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	213,287
		TOTAL	1,791,940
		Utility - Natural Gas Distributor—0.0%
110,000		The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	73,834
		TOTAL CORPORATE BONDS (IDENTIFIED COST $157,166,853)	138,499,633
		FOREIGN GOVERNMENTS/AGENCIES—1.7%
		Sovereign—1.7%
700,000		Mexico, Government of, 3.750%, 1/11/2028	670,762
200,000		Mexico, Government of, Series MTN, 4.750%, 3/8/2044	169,598
206,000		Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	226,405
800,000		Mexico, Government of, Sr. Unsecd. Note, 3.250%, 4/16/2030	716,215
250,000		Mexico, Government of, Sr. Unsecd. Note, 4.500%, 4/22/2029	244,046
300,000		Mexico, Government of, Sr. Unsecd. Note, 4.500%, 1/31/2050	241,524
190,000	[1]	Peru, Government of, 6.550%, 3/14/2037	206,300
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,711,322)	2,474,850
		REPURCHASE AGREEMENT—1.1%
1,626,000		Interest in $1,896,000,000 joint repurchase agreement 4.82%, dated 3/31/2023 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,896,761,560 on 4/3/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2052 and the market value of those underlying securities was $1,934,696,791. (IDENTIFIED COST $1,626,000)	1,626,000
		INVESTMENT COMPANY—0.8%
1,135,470		Federated Hermes Government Obligations Fund, Premier Shares, 4.69%[3] (IDENTIFIED COST $1,135,470)	1,135,470
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $162,639,645)	143,735,953
		OTHER ASSETS AND LIABILITIES - NET—0.4%[4]	592,983
		TOTAL NET ASSETS—100%	$144,328,936

At March 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Ultra Bond Long Futures	9	$1,270,125	June 2023	$57,135
United States Treasury Notes 10-Year Ultra Long Futures	20	$2,422,812	June 2023	$76,626
Short Futures:
United States Treasury Notes 5-Year Short Futures	35	$3,832,773	June 2023	$(77,642)
United States Treasury Notes 10-Year Short Futures	15	$1,723,828	June 2023	$(45,932)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$10,187
The average notional value of long and short futures contracts held by the Fund throughout the period was $5,302,043 and $6,180,869, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2023, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2022	$1,397,565
Purchases at Cost	$4,787,028
Proceeds from Sales	$(5,049,123)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 3/31/2023	$1,135,470
Shares Held as of 3/31/2023	1,135,470
Dividend Income	$8,361

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of March 31, 2023, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$1,107,477	$1,135,470

2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”)
◾ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.

The following is a summary of the inputs used, as of March 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$138,499,633	$—	$138,499,633
Foreign Governments/Agencies	—	2,474,850	—	2,474,850
Repurchase Agreement	—	1,626,000	—	1,626,000
Investment Company	1,135,470	—	—	1,135,470
TOTAL SECURITIES	$1,135,470	$142,600,483	$—	$143,735,953
Other Financial Instruments:[1]
Assets	$133,761	$—	$—	$133,761
Liabilities	(123,574)	—	—	(123,574)
TOTAL OTHER FINANCIAL INSTRUMENTS	$10,187	$—	$—	$10,187

[1]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust